Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets

Note B: Goodwill and Intangible Assets

The following table shows the changes in goodwill, all of which relate to the Aggregates business, by reportable segment and in total:

years ended December 31	Mid-America Group	Southeast Group	West Group	Total

(add 000)	2013

Balance at beginning of period	$263,868	$50,001	$302,335	$616,204
Acquisitions	99	345	--	444
Amounts allocated to divestitures	--	--	(27)	(27)

Balance at end of period	$263,967	$50,346	$302,308	$616,621

	2012

Balance at beginning of period	$263,868	$50,001	$302,802	$616,671
Adjustments to purchase price allocations	--	--	(467)	(467)

Balance at end of period	$263,868	$50,001	$302,335	$616,204

Intangible assets subject to amortization consist of the following:

December 31	Gross Amount	Accumulated Amortization	Net Balance
(add 000)	2013
Noncompetition agreements	$6,274	$(5,583)	$691
Customer relationships	20,660	(6,160)	14,500
Use rights and other	16,915	(7,550)	9,365
Total	$43,849	$(19,293)	$24,556

	2012
Noncompetition agreements	$6,560	$(5,476)	$1,084
Customer relationships	20,160	(4,100)	16,060
Use rights and other	15,865	(6,416)	9,449
Total	$42,585	$(15,992)	$26,593

Intangible assets deemed to have an indefinite life and not being amortized consist of the following:

December 31	Aggregates Business	Specialty Products	Total
(add 000)	2013
Use rights	$21,470	$--	$21,470
Trade name	--	2,565	2,565
Total	$21,470	$2,565	$24,035

	2012
Use rights	$21,275	$--	$21,275
Trade name	--	2,565	2,565
Total	$21,275	$2,565	$23,840

During 2013, the Corporation acquired $2,000,000 of other intangibles for its Aggregates business, consisting of the following:

(add 000)	Amount	Weighted-average amortization period
Subject to amortization:
Customer relationships	$500	7.0 years
Use rights and other	1,050	63.4 years
	1,550	45.2 years

Not subject to amortization:
Use rights	450	N/A
Total	$2,000

The Corporation did not acquire any intangibles in 2012.

Use rights include, but are not limited to, water rights, trade names and operating permits.

Total amortization expense for intangible assets for the years ended December 31, 2013, 2012 and 2011 was $3,587,000, $3,593,000 and $1,812,000, respectively.

The estimated amortization expense for intangible assets for each of the next five years and thereafter is as follows:

(add 000)
2014	$3,370
2015	2,730
2016	2,424
2017	2,298
2018	2,166
Thereafter	11,568
Total	$24,556